Employee Benefits - Summary of Financial Information related to Principal Plans (Parenthetical) (Detail) $ in Millions	3 Months Ended
Jan. 31, 2018 CAD ($)
Disclosure of defined benefit plans [abstract]
Defined benefit plan, modification	$ 203